Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The timing of all equity awards for our named executive officers have coincided with either employment anniversary dates or our annual meeting dates, or such equity awards are granted at the next scheduled meeting of the Compensation
Committee following the completion or assignment of the applicable objectives. We do not time equity grants to our executives in coordination with the release of material non-public information, nor do we impose any equity ownership guidelines on our executives.

Award Timing Method
The timing of all equity awards for our named executive officers have coincided with either employment anniversary dates or our annual meeting dates, or such equity awards are granted at the next scheduled meeting of the Compensation
Committee following the completion or assignment of the applicable objectives. We do not time equity grants to our executives in coordination with the release of material non-public information, nor do we impose any equity ownership guidelines on our executives.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The timing of all equity awards for our named executive officers have coincided with either employment anniversary dates or our annual meeting dates, or such equity awards are granted at the next scheduled meeting of the Compensation
Committee following the completion or assignment of the applicable objectives. We do not time equity grants to our executives in coordination with the release of material non-public information, nor do we impose any equity ownership guidelines on our executives.

MNPI Disclosure Timed for Compensation Value	false